Other Liabilities (Tables)	3 Months Ended
Mar. 31, 2017
Other Liabilities Disclosure [Abstract]
Summary of Other Liabilities

A summary of “Other liabilities” as of March 31, 2017 and December 31, 2016 is as follows:

	March 31, 2017	December 31, 2016
	(in millions)
Advances on buy-back agreements	$2,505	$2,429
Warranty and campaign programs	955	940
Marketing and sales incentive programs	1,190	1,182
Tax payables	579	714
Accrued expenses and deferred income	562	634
Accrued employee benefits	554	633
Legal reserves and other provisions	334	355
Contract reserve	406	407
Restructuring reserve	33	30
Other	780	681
Total	$7,898	$8,005

Summary of Recorded Activity for Basic Warranty and Accruals for Campaign Programs

CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three months ended March 31, 2017 and 2016 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended March 31,
	2017	2016
	(in millions)
Balance at beginning of period	$940	$908
Current year additions	175	168
Claims paid	(162)	(159)
Currency translation adjustment and other	2	34
Balance at March 31	$955	$951